Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases - Schedule of Lease Costs

During the years 2024, 2023 and 2022 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2024	2023	2022
Operating lease cost:
Fixed rent expense	356	329	332
Short-term lease cost	—	—	—
Net lease cost	356	329	332
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	356	329	332
Net lease cost	356	329	332

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2024 and 2023, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	351	314
Non-cash investing and financing activities:
Net lease cost	356	329
Additions to ROU assets obtained from:
New operating lease liabilities	62	66

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2024:

As at December 31, 2024
USD'000
Right-of-use assets:
Operating leases	1,031
Total right-of-use assets	1,031
Lease liabilities:
Operating leases	943
Total lease liabilities	943

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2024, future minimum annual lease payments were as follows, which corresponds to the future minimum lease payments under legacy ASC 840 in line with ASU 2018-11.

Year (USD’000)	Operating	Short-term	Finance	Total
2025	323	—	—	323
2026	293	—	—	293
2027	288	—	—	288
2028	157	—	—	157
Total future minimum operating and short-term lease payments	1,061	—	—	1,061
Less effects of discounting	(118)	—	—	(118)
Lease liabilities recognized	943	—	—	943